Other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of other non-current liabilities

FOR THE YEAR ENDED DECEMBER 31		NOTE	2023	2022
Provisions		26	286	288
Long-term disability benefits obligation			269	260
Derivative liabilities		29	607	191
Joint venture obligation	9,	20	252	—
Other			303	331
Total other non-current liabilities			1,717	1,070